Quarterly Report
November 30, 2022
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 102.8%
Aerospace & Defense – 0.8%
Bharat Electronics Ltd.	273,818	$355,577
Airlines – 0.5%
Saudi Airlines Catering Co. (a)	11,643	$238,172
Alcoholic Beverages – 1.6%
Ambev S.A.	67,600	$207,385
China Resources Beer Holdings Co. Ltd.	20,000	138,545
Jiangsu Yanghe Brewery JSC Ltd., “A”	11,400	226,263
Kweichow Moutai Co. Ltd., “A”	700	157,300
		$729,493
Apparel Manufacturers – 0.2%
Li Ning Co. Ltd.	9,000	$72,125
Automotive – 4.4%
BYD Co. Ltd.	12,500	$313,988
Hero MotoCorp Ltd.	13,955	491,851
Kia Corp.	2,576	135,752
Mahindra & Mahindra Ltd.	39,410	637,887
Maruti Suzuki India Ltd.	3,654	404,200
		$1,983,678
Biotechnology – 0.5%
Hugel, Inc. (a)	2,654	$233,053
Broadcasting – 0.2%
Saudi Research and Media Group (a)	1,685	$85,791
Brokerage & Asset Managers – 0.0%
Moscow Exchange MICEX-RTS PJSC (a)(u)	57,902	$0
Business Services – 3.1%
Infosys Ltd.	2,385	$48,651
LTIMindtree Ltd.	3,485	210,194
Tata Consultancy Services Ltd.	19,423	817,013
WNS (Holdings) Ltd., ADR (a)	3,761	317,128
		$1,392,986
Chemicals – 0.8%
SABIC Agri-Nutrients Co.	6,622	$254,011
Saudi Arabian Mining Co. (a)	6,567	119,837
		$373,848
Computer Software – 1.9%
Kingsoft Corp.	91,800	$293,416
NetEase, Inc.	9,800	138,468
NetEase.com, Inc., ADR	6,146	437,104
		$868,988
Computer Software - Systems – 6.5%
Hon Hai Precision Industry Co. Ltd.	214,000	$702,735
Lenovo Group Ltd.	72,000	62,014
Samsung Electronics Co. Ltd.	43,164	2,072,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Tata Elxsi Ltd.	867	$74,634
		$2,912,279
Conglomerates – 0.7%
CITIC Pacific Ltd.	291,000	$299,669
Construction – 2.9%
Anhui Conch Cement Co. Ltd.	98,000	$356,016
Midea Group Co. Ltd., “A”	34,700	234,285
Techtronic Industries Co. Ltd.	8,500	102,357
Ultratech Cement Ltd.	4,025	350,871
Zhejiang Supor Co. Ltd., “A”	38,400	247,159
		$1,290,688
Consumer Products – 0.9%
AmorePacific Corp.	4,100	$413,301
Consumer Services – 0.8%
HeadHunter Group PLC, ADR (u)	3,158	$0
KE Holdings, Inc., ADR (a)	7,158	121,113
Localiza Rent a Car S.A.	6,500	75,279
TravelSky Technology Ltd.	78,000	157,450
		$353,842
Electrical Equipment – 2.1%
Advantech Co. Ltd.	31,000	$340,778
Contemporary Amperex Technology Co. Ltd., “A”	900	48,810
Voltronic Power Technology Corp.	10,000	567,579
		$957,167
Electronics – 10.3%
eMemory Technology, Inc.	2,000	$98,146
MediaTek, Inc.	12,000	291,288
Novatek Microelectronics Corp.	32,000	315,627
Realtek Semiconductor Corp.	21,000	219,456
SD BioSensor, Inc.	2,633	66,786
Taiwan Semiconductor Manufacturing Co. Ltd.	211,000	3,370,978
Unimicron Technology Corp.	36,000	187,195
United Microelectronics Corp.	68,000	103,566
		$4,653,042
Energy - Independent – 0.8%
Reliance Industries Ltd.	10,523	$354,681
Energy - Integrated – 3.5%
China Petroleum & Chemical Corp.	1,340,000	$636,189
LUKOIL PJSC (u)	9,157	0
Oil & Natural Gas Corp. Ltd.	98,080	170,702
Petrobras	68,200	399,395
PetroChina Co. Ltd.	512,000	232,985
Sasol Ltd.	8,379	146,182
		$1,585,453
Energy - Renewables – 0.4%
Daqo New Energy Corp., ADR (a)	1,979	$112,625
LONGi Green Energy Technology Co., Ltd., “A”	12,300	79,634
		$192,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.4%
Doosan Bobcat, Inc.	6,312	$172,892
Food & Beverages – 2.2%
AVI Ltd.	47,662	$202,627
Gruma S.A.B. de C.V.	15,908	198,566
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	69,464	282,292
Orion Corp.	3,643	326,763
		$1,010,248
Food & Drug Stores – 1.0%
BIM Birlesik Magazalar A.S.	60,465	$437,816
Gaming & Lodging – 0.2%
OPAP S.A.	7,027	$96,742
Insurance – 4.2%
China Pacific Insurance Co. Ltd.	180,800	$412,621
Meritz Fire & Marine Insurance Co. Ltd.	2,070	73,310
Ping An Insurance Co. of China Ltd., “H”	144,500	895,159
Samsung Fire & Marine Insurance Co. Ltd.	3,140	491,598
		$1,872,688
Internet – 3.6%
Baidu, Inc., “A” (a)	7,597	$102,657
Tencent Holdings Ltd.	41,000	1,540,645
		$1,643,302
Leisure & Toys – 0.9%
Naspers Ltd.	855	$131,658
NCsoft Corp.	776	282,518
		$414,176
Major Banks – 3.7%
ABSA Group Ltd.	19,112	$228,150
Bandhan Bank Ltd. (a)	46,021	135,445
Bank of China Ltd.	1,449,000	516,159
Industrial & Commercial Bank of China, “H”	379,000	191,060
Nedbank Group Ltd.	35,581	470,441
Woori Financial Group, Inc.	11,222	112,079
		$1,653,334
Medical & Health Technology & Services – 0.5%
Dr. Sulaiman Al Habib Medical Services Group	3,414	$210,693
Medical Equipment – 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	4,200	$191,684
Metals & Mining – 5.2%
African Rainbow Minerals Ltd.	15,820	$266,796
Alrosa PJSC (a)(u)	143,843	0
China Hongqiao Group Ltd.	183,000	172,156
China Shenhua Energy Co. Ltd.	147,000	453,974
Industries Qatar Q.P.S.C.	56,412	230,651
Jiangxi Copper Co. Ltd., “H”	45,700	66,462
Kumba Iron Ore Ltd.	7,567	213,904
POSCO Holdings, Inc.	722	164,555
Tata Steel Ltd.	177,808	237,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Vale S.A.	31,300	$516,967
		$2,323,370
Natural Gas - Distribution – 0.4%
Adani Total Gas Ltd.	1,412	$63,531
China Resources Gas Group Ltd.	37,100	131,624
		$195,155
Other Banks & Diversified Financials – 16.4%
Al Rajhi Bank (a)	7,428	$159,062
Banco de Oro Unibank, Inc.	82,990	190,895
Bank of Communications Co. Ltd.	402,000	227,431
BNK Financial Group, Inc.	38,684	219,177
Chailease Holding Co.	99,632	663,352
China Construction Bank Corp.	884,000	536,997
China Merchants Bank Co. Ltd.	66,000	335,552
Credicorp Ltd.	3,424	525,755
Emirates NBD PJSC	106,034	382,497
Hana Financial Group, Inc.	11,113	380,744
HDFC Bank Ltd., ADR	8,027	566,465
Housing Development Finance Corp. Ltd.	12,431	414,375
ICICI Bank Ltd.	3,602	42,644
KB Financial Group, Inc.	19,074	766,112
Komercní banka A.S.	13,028	388,823
Kotak Mahindra Bank Ltd.	11,141	268,547
Lufax Holding Ltd., ADR	28,905	53,763
PT Bank Central Asia Tbk	609,700	360,437
PT Bank Mandiri Tbk	301,600	201,782
Sberbank of Russia PJSC (a)(u)	177,552	0
SBI Cards & Payment Services Ltd.	26,005	264,136
TCS Group Holding PLC, GDR (a)(u)	3,991	0
Tisco Financial Group PCL	156,100	431,582
		$7,380,128
Pharmaceuticals – 2.4%
Aurobindo Pharma Ltd.	10,363	$59,852
China Medical System Holdings Ltd.	75,000	109,709
Gedeon Richter PLC	9,112	196,982
Genomma Lab Internacional S.A., “B”	201,617	163,016
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., “A”	26,500	109,131
Hypera S.A.	10,588	90,672
Kalbe Farma Tbk PT	1,377,300	181,229
Sun Pharmaceutical Industries Ltd.	13,967	179,834
		$1,090,425
Railroad & Shipping – 0.6%
China Cosco Holdings	95,750	$103,810
Evergreen Marine Corp. (Taiwan) Ltd.	25,000	135,086
Orient Overseas International Ltd.	2,000	37,435
		$276,331
Real Estate – 0.7%
Emaar Properties PJSC	119,751	$198,898
Greentown China Holdings Ltd.	80,000	136,535
		$335,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.9%
Alsea S.A.B. de C.V. (a)	76,805	$153,140
Haidilao International Holding Ltd. (a)	52,000	129,434
Jollibee Foods Corp.	31,270	135,452
Yum China Holdings, Inc.	8,082	445,480
		$863,506
Specialty Chemicals – 0.6%
Sahara International Petrochemical Co.	26,626	$253,918
Specialty Stores – 8.6%
Alibaba Group Holding Ltd. (a)	50,600	$552,235
Alibaba Group Holding Ltd., ADR (a)	7,688	673,161
Cencosud S.A.	41,360	61,494
JD.com, Inc., “A”	9,178	261,369
JD.com, Inc., ADR	8,924	510,275
Lojas Renner S.A.	15,200	67,808
Meituan, “B” (a)	27,000	579,884
Multiplan Empreendimentos Imobiliarios S.A.	61,625	272,300
Pinduoduo, Inc., ADR (a)	3,611	296,247
Walmart de Mexico S.A.B. de C.V.	154,216	613,219
		$3,887,992
Telecommunications - Wireless – 2.0%
Advanced Info Service Public Co. Ltd.	36,000	$192,939
MTN Group Ltd.	15,235	124,684
PT Telekom Indonesia	2,322,900	596,543
		$914,166
Telephone Services – 1.6%
Hellenic Telecommunications Organization S.A.	38,369	$588,920
KT Corp., ADR	8,503	121,253
		$710,173
Utilities - Electric Power – 2.4%
Adani Green Energy Ltd. (a)	2,879	$75,336
Adani Power Ltd. (a)	29,018	119,191
CEZ A.S. (Czech Republic)	7,573	260,238
Energisa S.A., IEU	55,600	464,034
ENGIE Energía Brasil S.A.	19,765	150,446
		$1,069,245
Total Common Stocks		$46,349,509
Preferred Stocks – 1.5%
Metals & Mining – 1.2%
Gerdau S.A.	92,500	$562,734
Specialty Chemicals – 0.3%
Sociedad Química y Minera de Chile S.A.	1,213	$120,415
Total Preferred Stocks		$683,149
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.67% (v)	217,676	$217,675

Other Assets, Less Liabilities – (4.8)%		(2,180,485)
Net Assets – 100.0%		$45,069,848

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $217,675 and $47,032,658, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,687,203	$11,732,896	$—	$14,420,099
Taiwan	—	6,995,786	—	6,995,786
India	958,227	5,702,423	—	6,660,650
South Korea	121,253	5,911,536	—	6,032,789
Brazil	2,807,020	—	—	2,807,020
South Africa	673,068	1,111,374	—	1,784,442
Indonesia	1,339,991	—	—	1,339,991
Saudi Arabia	1,321,484	—	—	1,321,484
Mexico	1,127,941	—	—	1,127,941
Other Countries	2,593,059	1,949,397	0	4,542,456
Mutual Funds	217,675	—	—	217,675
Total	$13,846,921	$33,403,412	$0	$47,250,333
For further information regarding security characteristics, see the Portfolio of Investments. At November 30, 2022, the fund held six level 3 securities valued at $0.
 (2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$650,889	$10,146,515	$10,579,924	$195	$—	$217,675
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,574	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2022, are as follows:
China	30.5%
Taiwan	14.8%
India	14.1%
South Korea	12.8%
Brazil	5.9%
South Africa	3.8%
Indonesia	2.8%
Saudi Arabia	2.8%
Mexico	2.4%
Other Countries	10.1%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.